Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Columbia Commodity Strategy Fund - Class A [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Commodity Strategy Fund
Class Name	Class A
Trading Symbol	CCSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Commodity Strategy Fund (the Fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 111	1.11%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Curve positioning
| Curve positioning within multiple sectors, most prevalent within grains, led the Fund’s positive relative performance during the period. Although overall active sector positioning for the Fund was negative, carry positioning in the softs and livestock sectors resulted in positive relative performance.
Allocation
| Overweight positioning in the softs and livestock sectors served as the primary contributors to relative performance. Within softs, carry effects in sugar and cocoa (cocoa is not in the benchmark) led all individual commodity components. Within livestock, having active overweights in all underlying individual commodities were additive to relative results, led by lean hogs.
Security selection
| Within the grains sector, all six individual commodities were additive to relative performance, led by exposure to longer-dated contracts in corn and soybean meal. Also adding to positive results was curve positioning within the industrial metals, softs and precious metals sectors. Within these sectors, exposures to longer-dated contracts in copper and gold were most additive.
Top Performance Detractors
Allocation

I

Overall, the Fund’s active sector positioning detracted from relative results. These results were primarily led by the energy sector. Carry effects in grains and industrial metals also detracted. Within energy, overweight allocations to gas oil and heating oil drove the complex lower. Among grains and industrial metals, carry was mostly negative in zinc, lead and soybean oil.
Security Selection
| For curve positioning, livestock was the only sector that detracted from relative results. Exposures to longer-dated contracts in lean hogs and live cattle were the primarily detractors from relative results.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	1.00	14.13	2.45
Class A (including sales charges)	(4.77)	12.81	1.84
Bloomberg Commodity Index Total Return	1.69	12.65	1.92
MSCI ACWI Index (Net)	13.65	13.37	9.25

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 324,540,475
Holdings Count | Holdings	313
Advisory Fees Paid, Amount	$ 1,753,518
Investment Company, Portfolio Turnover	198.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 324,540,475
Total number of portfolio holdings	313
Management services fees (represents 0.63% of Fund average net assets)	$ 1,753,518
Portfolio turnover for the reporting period	198%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Commodities Exposure
Long
Agriculture	30.1%
Energy	32.4%
Industrial Metals	15.0%
Livestock	7.2%
Precious Metals	22.0%
Asset Categories

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Commodity Strategy Fund - Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Commodity Strategy Fund
Class Name	Institutional Class
Trading Symbol	CCSZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Commodity Strategy Fund (the Fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 86	0.86%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Curve positioning
| Curve positioning within multiple sectors, most prevalent within grains, led the Fund’s positive relative performance during the period. Although overall active sector positioning for the Fund was negative, carry positioning in the softs and livestock sectors resulted in positive relative performance.
Allocation
| Overweight positioning in the softs and livestock sectors served as the primary contributors to relative performance. Within softs, carry effects in sugar and cocoa (cocoa is not in the benchmark) led all individual commodity components. Within livestock, having active overweights in all underlying individual commodities were additive to relative results, led by lean hogs.
Security selection
| Within the grains sector, all six individual commodities were additive to relative performance, led by exposure to longer-dated contracts in corn and soybean meal. Also adding to positive results was curve positioning within the industrial metals, softs and precious metals sectors. Within these sectors, exposures to longer-dated contracts in copper and gold were most additive.
Top Performance Detractors
Allocation

I

Overall, the Fund’s active sector positioning detracted from relative results. These results were primarily led by the energy sector. Carry effects in grains and industrial metals also detracted. Within energy, overweight allocations to gas oil and heating oil drove the complex lower. Among grains and industrial metals, carry was mostly negative in zinc, lead and soybean oil.
Security Selection
| For curve positioning, livestock was the only sector that detracted from relative results. Exposures to longer-dated contracts in lean hogs and live cattle were the primarily detractors from relative results.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	1.33	14.45	2.70
Bloomberg Commodity Index Total Return	1.69	12.65	1.92
MSCI ACWI Index (Net)	13.65	13.37	9.25

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 324,540,475
Holdings Count | Holdings	313
Advisory Fees Paid, Amount	$ 1,753,518
Investment Company, Portfolio Turnover	198.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 324,540,475
Total number of portfolio holdings	313
Management services fees (represents 0.63% of Fund average net assets)	$ 1,753,518
Portfolio turnover for the reporting period	198%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Commodities Exposure
Long
Agriculture	30.1%
Energy	32.4%
Industrial Metals	15.0%
Livestock	7.2%
Precious Metals	22.0%
Asset Categories

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Commodity Strategy Fund - Institutional 2 Class [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Commodity Strategy Fund
Class Name	Institutional 2 Class
Trading Symbol	CADLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Commodity Strategy Fund (the Fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 76	0.76%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Curve positioning
| Curve positioning within multiple sectors, most prevalent within grains, led the Fund’s positive relative performance during the period. Although overall active sector positioning for the Fund was negative, carry positioning in the softs and livestock sectors resulted in positive relative performance.
Allocation
| Overweight positioning in the softs and livestock sectors served as the primary contributors to relative performance. Within softs, carry effects in sugar and cocoa (cocoa is not in the benchmark) led all individual commodity components. Within livestock, having active overweights in all underlying individual commodities were additive to relative results, led by lean hogs.
Security selection
| Within the grains sector, all six individual commodities were additive to relative performance, led by exposure to longer-dated contracts in corn and soybean meal. Also adding to positive results was curve positioning within the industrial metals, softs and precious metals sectors. Within these sectors, exposures to longer-dated contracts in copper and gold were most additive.
Top Performance Detractors
Allocation

I

Overall, the Fund’s active sector positioning detracted from relative results. These results were primarily led by the energy sector. Carry effects in grains and industrial metals also detracted. Within energy, overweight allocations to gas oil and heating oil drove the complex lower. Among grains and industrial metals, carry was mostly negative in zinc, lead and soybean oil.
Security Selection
| For curve positioning, livestock was the only sector that detracted from relative results. Exposures to longer-dated contracts in lean hogs and live cattle were the primarily detractors from relative results.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	1.37	14.52	2.79
Bloomberg Commodity Index Total Return	1.69	12.65	1.92
MSCI ACWI Index (Net)	13.65	13.37	9.25

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 324,540,475
Holdings Count | Holdings	313
Advisory Fees Paid, Amount	$ 1,753,518
Investment Company, Portfolio Turnover	198.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 324,540,475
Total number of portfolio holdings	313
Management services fees (represents 0.63% of Fund average net assets)	$ 1,753,518
Portfolio turnover for the reporting period	198%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Commodities Exposure
Long
Agriculture	30.1%
Energy	32.4%
Industrial Metals	15.0%
Livestock	7.2%
Precious Metals	22.0%
Asset Categories

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Commodity Strategy Fund - Institutional 3 Class [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Commodity Strategy Fund
Class Name	Institutional 3 Class
Trading Symbol	CCFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Commodity Strategy Fund (the Fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 71	0.71%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Curve positioning
| Curve positioning within multiple sectors, most prevalent within grains, led the Fund’s positive relative performance during the period. Although overall active sector positioning for the Fund was negative, carry positioning in the softs and livestock sectors resulted in positive relative performance.
Allocation
| Overweight positioning in the softs and livestock sectors served as the primary contributors to relative performance. Within softs, carry effects in sugar and cocoa (cocoa is not in the benchmark) led all individual commodity components. Within livestock, having active overweights in all underlying individual commodities were additive to relative results, led by lean hogs.
Security selection
| Within the grains sector, all six individual commodities were additive to relative performance, led by exposure to longer-dated contracts in corn and soybean meal. Also adding to positive results was curve positioning within the industrial metals, softs and precious metals sectors. Within these sectors, exposures to longer-dated contracts in copper and gold were most additive.
Top Performance Detractors
Allocation

I

Overall, the Fund’s active sector positioning detracted from relative results. These results were primarily led by the energy sector. Carry effects in grains and industrial metals also detracted. Within energy, overweight allocations to gas oil and heating oil drove the complex lower. Among grains and industrial metals, carry was mostly negative in zinc, lead and soybean oil.
Security Selection
| For curve positioning, livestock was the only sector that detracted from relative results. Exposures to longer-dated contracts in lean hogs and live cattle were the primarily detractors from relative results.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	1.39	14.60	2.88
Bloomberg Commodity Index Total Return	1.69	12.65	1.92
MSCI ACWI Index (Net)	13.65	13.37	9.25

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 324,540,475
Holdings Count | Holdings	313
Advisory Fees Paid, Amount	$ 1,753,518
Investment Company, Portfolio Turnover	198.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 324,540,475
Total number of portfolio holdings	313
Management services fees (represents 0.63% of Fund average net assets)	$ 1,753,518
Portfolio turnover for the reporting period	198%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Commodities Exposure
Long
Agriculture	30.1%
Energy	32.4%
Industrial Metals	15.0%
Livestock	7.2%
Precious Metals	22.0%
Asset Categories

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds